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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund
ING SPorts Core Plus Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 92.2%
		Aerospace/Defense: 4.2%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$55,078
150,000	C	United Technologies Corp., 6.100%, due 05/15/12	159,679
			214,757
		Banks: 18.7%
149,000		Bank of America Corp., 7.400%, due 01/15/11	152,627
150,000		Citigroup, Inc., 5.250%, due 02/27/12	145,459
200,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	183,919
50,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	49,367
150,000		JPMorgan Chase & Co., 5.375%, due 01/15/14	151,675
50,000		JPMorgan Chase & Co., 5.750%, due 01/02/13	50,772
250,000	C	Morgan Stanley, 5.300%, due 03/01/13	226,928
			960,747
		Beverages: 4.4%
142,000	C	Anheuser-Busch Cos., Inc., 5.050%, due 10/15/16	128,132
100,000	C	PepsiAmericas, Inc., 5.625%, due 05/31/11	98,705
			226,837
		Chemicals: 1.0%
50,000	C	EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	49,382
			49,382
		Computers: 3.7%
31,000	C	Hewlett-Packard Co., 5.400%, due 03/01/17	31,109
150,000	C	International Business Machines Corp., 5.700%, due 09/14/17	160,643
			191,752
		Diversified Financial Services: 9.9%
100,000		American Express Credit Corp., 5.875%, due 05/02/13	96,087
50,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	49,091
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	49,027
60,000		General Electric Capital Corp., 4.573%, due 01/20/10	57,346
100,000		General Electric Capital Corp., 5.250%, due 10/19/12	100,807
90,000		General Electric Capital Corp., 5.450%, due 01/15/13	90,725
100,000		International Lease Finance Corp., 5.625%, due 09/20/13	66,840
			509,923
		Electric: 2.8%
50,000	C	Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	49,610
102,000	C	Public Service Co. of Oklahoma, 6.150%, due 08/01/16	95,685
			145,295
		Food: 3.9%
100,000	C	Kroger Co., 6.750%, due 04/15/12	101,009
100,000	C	Safeway, Inc., 6.350%, due 08/15/17	99,031
			200,040
		Healthcare - Services: 2.8%
150,000	C	WellPoint, Inc., 5.000%, due 01/15/11	141,839
			141,839
		Household Products/Wares: 2.0%
100,000	C	Clorox Co., 5.450%, due 10/15/12	99,591
			99,591
		Insurance: 1.2%
150,000	C	Genworth Financial, Inc., 5.650%, due 06/15/12	63,387
			63,387
		Machinery - Construction & Mining: 4.5%
200,000	C	Caterpillar, Inc., 7.900%, due 12/15/18	230,638
			230,638
		Machinery - Diversified: 1.0%
50,000		Deere & Co., 6.950%, due 04/25/14	53,070
			53,070
		Media: 6.6%
150,000	C	Comcast Corp., 5.900%, due 03/15/16	143,428
200,000	C	Time Warner, Inc., 6.750%, due 04/15/11	195,374
			338,802
		Mining: 1.8%
100,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12	94,125
			94,125

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
		Oil & Gas: 5.5%
$100,000	C	Apache Corp., 5.250%, due 04/15/13		$101,424
100,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11		105,270
85,000	C	XTO Energy, Inc., 4.900%, due 02/01/14		76,692
				283,386
		Pipelines: 5.0%
150,000	#, C	Colonial Pipeline Co., 7.750%, due 11/01/10		152,534
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10		101,096
				253,630
		Retail: 3.8%
150,000	C	Target Corp., 5.875%, due 07/15/16		143,419
50,000		Wal-Mart Stores, Inc., 4.550%, due 05/01/13		51,817
				195,236
		Savings & Loans: 2.7%
150,000		Golden West Financial Corp., 4.750%, due 10/01/12		139,658
				139,658
		Telecommunications: 6.7%
50,000	C	AT&T, Inc., 5.300%, due 11/15/10		50,846
150,000	C	BellSouth Corp., 5.200%, due 09/15/14		146,207
150,000	C	Verizon New England, Inc., 6.500%, due 09/15/11		148,992
				346,045
		Total Corporate Bonds/Notes
		(Cost $4,898,435)		4,738,140

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
		Federal National Mortgage Association##: 2.2%
100,000		4.750%, due 11/19/12		110,141
		Total U.S. Government Agency Obligations
		(Cost $102,498)		110,141

U.S. TREASURY OBLIGATIONS: 4.4%
		U.S. Treasury Bonds: 4.4%
200,000		3.750%, due 11/15/18		226,469
		Total U.S. Treasury Obligations
		(Cost $221,390)		226,469

ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.4%
75,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		21,762
		Total Asset-Backed Securities
		(Cost $74,996)		21,762
		Total Investments in Securities
		(Cost $5,297,319) *	99.2%	$5,096,512
		Other Assets and Liabilities - Net	0.8	41,409
		Net Assets	100.0%	$5,137,921

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$70,992
		Gross Unrealized Depreciation		(271,799)
		Net Unrealized Depreciation		$(200,807)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	5,096,512	—
Level 3- Significant Unobservable Inputs	—	—
Total	$5,096,512	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 6.7%
		Banks: 5.5%
$4,000	C, S	Bank of America Corp., 8.000%, due 12/01/49	$2,881
10,000	@@, C, S	Barclays Bank PLC, 3.250%, due 12/31/49	5,851
15,000	@@, C, S	Barclays O/S Inv, 2.875%, due 04/11/49	8,653
30,000	@@, C, S	Den Norske Bank ASA, 2.500%, due 11/29/49	14,412
10,000	@@, C, S	Hongkong & Shanghai Banking Corp., Ltd., 3.813%, due 07/29/49	5,400
70,000	@@, C, S	HSBC Bank PLC, 1.913%, due 06/29/49	37,800
300,000	@@, S	Kreditanstalt fuer Wiederaufbau, 3.125%, due 11/15/10	307,590
10,000	@@, C, S	Lloyds TSB Bank PLC, 2.375%, due 11/29/49	5,113
64,000	C, S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	59,837
60,000	@@, C, S	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	38,085
9,000	C, S	SunTrust Preferred Capital I, 5.853%, due 12/31/49	4,863
13,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	14,151
			504,636
		Chemicals: 0.1%
16,000	S	Union Carbide Corp., 7.750%, due 10/01/96	9,443
			9,443
		Diversified Financial Services: 0.2%
18,000	S	Countrywide Financial Corp., 5.800%, due 06/07/12	17,557
			17,557
		Electric: 0.4%
42,000	C, S	Commonwealth Edison Co., 6.950%, due 07/15/18	39,832
			39,832
		Insurance: 0.1%
24,000	@@, #, C, S	White Mountains Re Group Ltd., 7.506%, due 05/29/49	9,600
7,000	@@, C, S	XL Capital, Ltd., 6.500%, due 12/15/49	1,611
			11,211
		Pipelines: 0.1%
13,000	C, S	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	10,004
			10,004
		Retail: 0.3%
15,259	#, C, S	CVS Lease Pass-through, 6.036%, due 12/10/28	9,302
10,000	C, S	Darden Restaurants, Inc., 5.625%, due 10/15/12	8,648
5,000	C, S	Darden Restaurants, Inc., 6.200%, due 10/15/17	3,717
			21,667
		Telecommunications: 0.0%
4,000	C, S	Sprint Capital Corp., 6.875%, due 11/15/28	2,385
			2,385
		Total Corporate Bonds/Notes
		(Cost $705,953)	616,735
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal National Mortgage Association##: 0.0%
1,081	S	0.821%, due 08/25/33	1,045

		Total U.S. Government Agency Obligations
		(Cost $1,070)	1,045
ASSET-BACKED SECURITIES: 0.7%
		Home Equity Asset-Backed Securities: 0.7%
25,991	C, S	Ameriquest Mortgage Securities, Inc., 1.821%, due 02/25/33	15,160
184,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	53,391

		Total Asset-Backed Securities
		(Cost $206,368)	68,551
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
		Collateralized Mortgage Obligations: 1.0%
10,000	C, S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41	7,254
25,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	20,939
14,369	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.888%, due 08/25/34	10,442
29,649	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.113%, due 03/25/36	22,257
57,492	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.775%, due 04/25/36	36,018

		Total Collateralized Mortgage Obligations
		(Cost $132,975)	96,910

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.5%
			Lousiana: 0.3%
$23,000		C, S	State of Louisiana, 5.000%, due 10/15/17	$24,615
				24,615
			Washington: 0.2%
25,000		C, S	State of Washington, 5.000%, due 01/01/33	24,021
				24,021
			Total Municipal Bonds
			(Cost $49,015)	48,636
OTHER BONDS: 35.3%
			Foreign Government Bonds: 35.3%
EUR	200,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/18	307,414
EUR	100,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39	158,011
EUR	500,000	S	Bundesschatzanweisungen, 4.000%, due 09/10/10	720,392
EUR	300,000	S	French Treasury Note, 3.000%, due 01/12/11	423,572
EUR	595,000	S	Italy Buoni Poliennali Del Tesoro, 5.500%, due 11/01/10	860,988
EUR	300,000		Spain Government International Bond, 3.250%, due 07/30/10	422,435
GBP	250,000	S	United Kingdom Gilt Bond, 4.750%, due 06/07/10	378,457

			Total Other Bonds
			(Cost $3,118,182)	3,271,269

Shares				Value
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
26	#, P, S	Zurich RegCaPS Funding Trust		$19,321

		Total Preferred Stock
		(Cost $24,700)		19,321

		Total Investments in Securities
		(Cost $4,238,263) *	44.4%	$4,122,467
		Other Assets and Liabilities - Net	55.6	5,156,088
		Net Assets	100.0%	$9,278,555

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	EUR	EU Euro
	GBP	British Pound

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$244,905
		Gross Unrealized Depreciation		(360,701)
		Net Unrealized Depreciation		$(115,796)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$81,680
Level 2- Other Significant Observable Inputs	4,075,067	(85,776)
Level 3- Significant Unobservable Inputs	47,400	—
Total	$4,122,467	$(4,096)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$169,569	$—
Net Purchases/(Sales)	(84,558)	—
Accrued Discounts/(Premiums)	595	—
Total Realized Gain/(Loss)	(14,478)	—
Total Unrealized Appreciation/(Depreciation)	6,200	—
Net Transfers In/(Out) of Level 3	(29,928)	—
Balance at 12/31/08	$47,400	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

At December 31, 2008 the following forward foreign currency contracts were outstanding for the ING SPorts Core Plus Fixed Income Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
Australian Dollar
AUD	84,500	BUY	1/29/09	58,586	58,716	$130
Brazilian Real
BRL	99,343	BUY	1/15/09	41,000	42,340	1,340
Canadian Dollar
CAD	400,200	BUY	1/29/09	331,412	324,017	(7,395)
Swiss Franc
CHF	119,569	BUY	1/15/09	108,188	112,357	4,169
Swiss Franc
CHF	176,897	BUY	1/15/09	163,000	166,227	3,227
Danish Krone
DKK	345,000	BUY	1/15/09	60,154	64,349	4,195
EU Euro
EUR	449,600	BUY	1/29/09	646,290	624,127	(22,163)
EU Euro
EUR	73,368	BUY	1/29/09	106,000	101,848	(4,152)
EU Euro
EUR	83,120	BUY	1/29/09	116,000	115,386	(614)
British Pound
GBP	372,530	BUY	1/15/09	575,500	535,371	(40,129)
British Pound
GBP	69,461	BUY	1/15/09	107,000	99,824	(7,176)
British Pound
GBP	47,503	BUY	1/15/09	70,000	68,268	(1,732)
Japanese Yen
JPY	255,997,800	BUY	1/29/09	2,913,522	2,825,745	(87,777)
Japanese Yen
JPY	6,288,394	BUY	1/29/09	70,000	69,412	(588)
South Korean Won
KRW	186,299,995	BUY	1/29/09	143,861	148,366	4,505
Mexican Peso
MXN	500,000	BUY	1/29/09	37,332	35,725	(1,607)
Norwegian Krone
NOK	81,500	BUY	1/15/09	11,564	11,626	62
New Zealand Dollar
NZD	25,270	BUY	1/29/09	14,813	14,697	(116)
New Zealand Dollar
NZD	202,178	BUY	1/29/09	116,000	117,586	1,586
New Zealand Dollar
NZD	205,128	BUY	1/29/09	116,000	119,302	3,302
Russian Ruble
RUB	4,964,850	BUY	1/13/09	172,211	159,031	(13,180)
Swedish Krona
SEK	659,700	BUY	1/15/09	81,187	83,397	2,210
Swedish Krona
SEK	361,905	BUY	1/15/09	46,000	45,751	(249)
Taiwan New Dollar
TWD	2,090,000	BUY	1/8/09	62,706	63,705	999
						$(161,153)

Swiss Franc
CHF	114,722	SELL	1/15/09	107,000	107,802	$(802)
Swiss Franc
CHF	178,801	SELL	1/15/09	163,000	168,016	(5,016)
EU Euro
EUR	83,083	SELL	1/29/09	116,000	115,335	665
British Pound
GBP	208,100	SELL	1/15/09	308,180	299,065	9,115
British Pound
GBP	69,427	SELL	1/15/09	107,000	99,775	7,225
British Pound
GBP	47,509	SELL	1/15/09	70,000	68,276	1,724
Japanese Yen
JPY	6,341,104	SELL	1/29/09	70,000	69,994	6
New Zealand Dollar
NZD	181,724	SELL	1/29/09	107,000	105,690	1,310
New Zealand Dollar
NZD	203,699	SELL	1/29/09	116,000	118,471	(2,471)
Russian Ruble
RUB	4,964,850	SELL	1/12/09	170,000	159,305	10,695
Swedish Krona
SEK	367,097	SELL	1/15/09	46,000	46,407	(407)
						$22,044

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Open Futures Contracts on December 31, 2008

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Appreciation/(Depreciation)

Long Contracts
Australia 3-Year Bond	11	03/16/09	$8,066
Canada 10-Year Bond	3	03/20/09	18,742
Euro-Bund	10	03/06/09	15,571
Euro-Schatz	3	03/06/09	1,904
Japanese Government Bonds 10-Year Mini	17	03/10/09	23,186
Long Gilt	4	03/27/09	46,465

			$113,934

Short Contracts
Australia 10-Year Bond	4	03/16/09	$(10,650)
U.S. Treasury 10-Year Note	3	03/20/09	(21,604)

			$(32,254)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2008 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Credit Default Swap Agreements Outstanding on December 31, 2008:

Credit Default Swaps - Buy Protection(1)

								UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	45,000	$413	$—	$413
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	38,000	323	—	323
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	226,000	35,619	(584)	36,203
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	48,800	1,153	(970)	2,123
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	5,000	376	—	376
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	5,000	457	—	457
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	11,000	(84)	—	(84)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08*	Buy	(1.190)	06/20/13	USD	5,000	(36)	—	(36)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08*	Buy	(0.850)	06/20/13	USD	5,000	35	—	35
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	38,000	7,873	—	7,873
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	6,000	1,226	—	1,226
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	12,000	2,934	—	2,934
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,000	1,178	1,595	(417)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	29,000	6,833	8,881	(2,048)
Barclays Bank PLC	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	5,000	383	—	383
Barclays Bank PLC	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.620)	03/20/18	USD	26,000	2,634	—	2,634
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	21,000	1,009	—	1,009
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	10,000	481	—	481
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	9,000	246	—	246
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	5,000	115	—	115
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	26,000	597	—	597
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	9,000	218	—	218
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	12,000	1,238	—	1,238
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	17,000	1,673	—	1,673
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	9,000	861	—	861
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	15,000	1,434	—	1,434
							$69,189	$8,922	$60,267

Credit Default Swaps - Sell Protection (2)

					Implied				UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	CREDIT SPREAD	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AT 12/31/08(3)	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	5,000	$(2,332)	$(1,775)	$(557)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	29,000	(13,524)	(11,232)	(2,292)
								$(15,856)	$(13,007)	$(2,849)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed for credit default swaps sold and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values, as well as the receive fixed rate, serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, and high receive fixed rate, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 2, 2009